Discontinued Operations - Operating Results for Retail Natural Gas Supply Business (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Income From Discontinued Operations, Net of Income Taxes	$ 1	$ 8	$ 9	$ 8	$ (11)	$ 2	$ 8	$ 26	$ (1)	$ (87)
Segment, Discontinued Operations [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue								415	954	1,597
Income from operations of discontinued operations								44	3	33
Income Tax expense								18	1	13
Income From Discontinued Operations, Net of Income Taxes								$ 26	$ 2	$ 20